UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2010

                   Date of reporting period: June 30, 2010


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


				                       Item 1. Proxy Voting Record 07/01/09-06/30/10

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
                                          MEETING                                   PROPOSED	  VOTE  FOR/AGAINST FOR/AGAINST
    ISSUER	     	     TICKER    CUSIP	 DATE			MATTER VOTED ON		   BY	 	  CAST   ABSTAIN     MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
Prestige Brands		PBH	74112d101	08/04/09	1) Election of Directors	Management	07/30/09	For		For
									2) Ratify PWC as IA		Management	07/30/09	For		For

OceanFirst Financial	OCFC	675234108	10/01/09	1) Merger with Central Jersey	Management	09/30/09	For		For
									2) Adjournment to solicit	Management	09/30/09	For		For
									   further proxies if
									   necessary

PartnerRe Ltd.		PRE	G6852T105	09/24/09	1) Approve issuance of shares	Management	09/23/09	For		For
									   in connection with
									   acquisition of ParisRe
									   Holdings Ltd.
									2) Approve increase in size	Management	09/23/09	For		For
									   Board of Directors
									3) Approve amendment of 2005	Management	09/23/09	For		For
									   Employee Equity Plan to
									   increase number of shares
									   available for issuance and
									   awarded as restricted shares

Carpenter Technology	CRS	144285103	10/12/09	1) Election of Directors	Management	10/01/09	For		For
									2) Approval of PwC as IA	Management 	10/01/09	For		For

United America		INDM	90933T109	10/27/09	1) Election of Directors	Management	10/26/09	For		For
Indemnity								2) Ratify appointment of	Management	10/26/09	For		For
									   PwC as IA and authorize
									   Board to set fees
									3b)Ratify appointment of PwC	Management	10/26/09	For		For
									   as IA for Wind River Re.
									4) Approval of payment of	Management	10/26/09	Against	Against
									   fees to Fox Paine in
									   connection with rights
									   offering

Ralcorp Holdings		RAH	751028101	01/26/10	1) Election of Directors	Management	01/21/10	For		For
									2) Ratify PwC as IA		Management	01/21/10	For		For

BCSB Bancorp		BCSB	055367106	02/10/10	1) Election of Directors	Management	01/28/10	For		For
									2) Ratify Stegman as IA		Management	01/28/10	For		For
									3) Approval of compensation	Management	01/28/10	For		For
									   of named executive
									   officers

Emerson Electric		EMR	291011104	02/02/10	1) Election of Directors	Management	01/28/10	For		For
									2) Re-approval of perform.	Management	01/28/10	For		For
									   measures under Annual
									   Incentive Plan
									2) Ratify KPMG as IA		Management	01/28/10	For		For

Urstadt Biddle		UBP	917286205	03/09/10	1) Election of Directors	Management	03/08/10	For		For
									2) Ratify PKF as IA		Management	03/08/10	For		For
									3) Amend Dividend Reinvest.	Management	03/08/10	For		For
									   and Share Purchase Plan
									4) Amend Company's		Management	03/08/10	For		For
									   Restricted Stock Award
									   Plan
Southern National		SONA	843395104	04/22/10	1) Election of Directors	Management	04/07/10	For		For
Bancorp of VA							2) Approval of 2010 Stock	Management	04/07/10	For		For
									   Award and Incentive Plan
									3) Ratify appointment of IA	Management	04/07/10	For		For

SunTrust Bank		STI	867914103	04/27/10	1) Election of Directors	Management	04/26/10	For		For
									2) Approve performance goals	Management	04/26/10	For		For
									3) Ratify E&Y as IA		Management	04/26/10	For		For
									4) Approval of exec. comp.	Management	04/26/10	For		For
									5) Preparation and disclosure Shareholder	04/26/10	Against	For
									   of Sustainability Report

NTELOS Holdings		NTLS	67020Q107	05/06/10	1) Election of Directors	Management	05/03/10	For		For
									2) Ratify KPGM as IA		Management	05/03/10	For		For
									3) Approve Equity and Cash	Management	05/03/10	For		For
									   Incentive Plan

Verizon Communications	VZ	92343V104	05/06/10	1) Election of Directors	Management	05/03/10	For		For
									2) Ratify E&Y as IA		Management	05/03/10	For		For
									3) Advisory Vote Related	Management	05/03/10	For		For
									   to Executive Compensation
									4) Prohibit Granting Stock	Shareholder	05/03/10	Against	For
									   Options
									5) Gender Identity Non-Discr.	Shareholder	05/03/10	Against	For
									   Policy
									6) Performance Stock Unit	Shareholder	05/03/10	For		Against
									   Performance Thresholds
									7) Shareholder Right to Call	Shareholder	05/03/10	For		Against
									   Special Meeting
									8) Adopt and Disclose		Shareholder	05/03/10	Against	For
									   Succession Planning Policy
									9) Shareholder Approval of	Shareholder	05/03/10	Against	For
									   Benefits Paid After Death
									10)Executive Stock Retention	Shareholder	05/03/10	Against	For
									   Requirements

Brush Engineered		BW	117421107	05/05/10	1) Election of Directors	Management	04/12/10	For		For
Materials								2) Ratify E&Y as IA		Management	04/12/10	For		For

Pentair			PNR	709631105	04/29/10	1) Election of Directors	Management	04/26/10	For		For
									2) Amend 2008 Onminbus Stock	Management	04/26/10	For		For
									   Incentive Plan to Increase
									   Number of Shares Available
									3) Ratify DT as IA		Management	04/26/10	For		For

EOG Resources		EOG	26875P101	04/28/10	1) Election of Directors	Management	04/21/10	For		For
									2) Ratify DT as IA		Management	04/21/10	For		For
									3) Approve Amendment Omnibus	Management	04/21/10	For		For
									   Equity Compensation Plan
									4) Approve Amendment Employee	Management	04/21/10	For		For
									   Stock Purchase Plan
									5) Approve Amendment and	Management	04/21/10	For		For
									   Restatement Executive
									   Officer Annual Bonus Plan
									6) Hydraulic fracturing		Shareholder	04/21/10	Against	For
									7) Post-employment stock	Shareholder	04/21/10	Against	For
									   ownership requirements for
									   executive officers
									8) Accelerated vesting of	Shareholder	04/21/10	Against	For
									   executive stock awards

Middleburg			MBRG	596094102	04/28/10	1) Election of Directors	Management	4/13/10	For		For
									2) Ratify Yount, Hyde &		Management	4/13/10	For		For
									   Barbour as IA

American Physicians	ACAP	028884104	05/11/10	1) Election of Directors	Management	05/05/10	For		For
Capital								2) Ratify BDO Seidman as IA	Management	05/05/10	For		For

Energen Corp.		EGN	29265N108	04/28/10	1) Election of Directors	Management	04/21/10	For		For
									2) Amend and Restate 1992	Management	04/21/10	For		For
									   Directors Stock Plan
									3) Amend Annual Incentive	Management	04/21/10	For		For
									   Compensation Plan
									4) Ratify PwC as IA		Management	04/21/10	For		For

Cardinal Financial	CFNL	14149F109	04/23/10	1) Election of Directors	Management	04/12/10	For		For
									2) Ratify KPMG as IA		Management	04/12/10	For		For

Suncor Energy		SU	867224107	05/04/10	1) Election of Directors	Management	04/28/10	For		For
									2) Re-appoint PwC as IA		Management	04/28/10	For		For

j2 Global			JCOM	46626E205	05/06/10	1) Election of Directors	Management	05/03/10	For		For
Communications							2) Ratify Singerlewak as IA	Management	05/03/10	For		For
									3) Other business			Management	05/03/10	For		For

Tessera Technologies	TSRA	88164L100	05/12/10	1) Election of Directors	Management	05/05/10	For		For
									2) Approval of Fifth Amend.	Management	05/05/10	For		For
									   and Restated 2003 Equity
									   Incentive Plan
									3) Ratify PwC as IA		Management	05/05/10	For		For

PartnerRe Ltd.		PRE	G6852T105	05/12/10	1) Election of Directors	Management	05/05/10	For		For
									2) Re-appoint DT as IA		Management	05/05/10	For		For

Republic Services		RGS	760759100	05/13/10	1) Election of Directors	Management	05/06/10	For		For
									2) Ratify E&Y as IA		Management	05/06/10	For		For
									3) Political contributions	Shareholder	05/06/10	Against	For

Rosetta Resources		ROSE	777779307	05/07/10	1) Election of Directors	Management	05/05/10	For		For
									2) Ratify PwC as IA		Management	05/05/10	For		For

ConocoPhillips		COP	20825C104	05/12/10	1) Election of Directors	Management	05/05/10	For		For
									2) Ratify E&Y as IA		Management	05/05/10	For		For
									3) Board Risk Oversight		Shareholder	05/05/10	Against	For
									4) Greenhouse Gas Reduction	Shareholder	05/05/10	Against	For
									5) Oil Sands Drilling		Shareholder	05/05/10	Against	For
									6) Louisiana Wetlands		Shareholder	05/05/10	Against	For
									7) Financial Risks of Climate	Shareholder	05/05/10	Against	For
									   Change
									8) Toxic Pollution Report	Shareholder	05/05/10	Against	For
									9) Gender Express Non. Discr.	Shareholder	05/05/10	Against	For
									10) Political Contributions	Shareholder	05/05/10	Against	For

OceanFirst Financial	OCFC	675234108	05/06/10	1) Election of Directors	Management	05/03/10	For		For
									2) Ratify KPMG as IA		Management	05/03/10	For		For

Assurant			AIZ	04621X108	05/13/10	1) Election of Directors	Management	05/06/10	For		For
									2) Appointment of PwC as IA	Management	05/06/10	For		For
									3) Amendment of By-Laws to	Management	05/06/10	For		For
									   implement majority voting
									   for uncontested director
									   elections
									4) Amendment of Certificate	Management	05/06/10	For		For
									   of Incorporation and By-
									   Laws to declassify Board
									   of Directors
									5) Amendment of Long Term	Management	05/06/10	For		For
									   Incentive Plan to increase
									   number of shares that may
									   be issued pursuant to
									   awards granted under plan

W.R. Berkley		WRB	084423102	05/18/10	1) Election of Directors	Management	05/12/10	For		For
									2) Ratify KPMG as IA		Management	05/12/10	For		For

Harmonic, Inc.		HLIT	413160102	05/20/10	1) Election of Directors	Management	05/17/10	For		For
									2) Amendment to 1995 Stock Pl.Management	05/17/10	For		For
									3) Amendment to 2002 Director	Management	05/17/10	For		For
									   Stock Plan
									4) Ratify PwC as IA		Management	05/17/10	For		For

First Potomac		FPO	33610F109	05/20/10	1) Election of Directors	Management	05/17/10	For		For
Relaty Trust							2) Approve amendment to		Management	05/17/10	For		For
									   2009 Equity Comp. Plan
									3) Ratify KPMG as IA		Management	05/17/10	For		For

NGP Capital Resources	NGPC	62912R107	05/12/10	1) Election of Directors	Management	05/05/10	For		For
									2) Ratify PwC as IA		Management	05/05/10	For		For
									3) To adjourn meeting to	Management	05/05/10	For		For
									   solicit add'l proxies

Mastec, Inc.		MTZ	576323109	05/27/10	1) Election of Directors	Management	05/20/10	For		For
									2) Ratify BDO Seidman as IA	Management	05/20/10	For		For

American National		AMNB	027745108	05/18/10	1) Election of Directors	Management	05/12/10	For		For
Bankshares								2) Amend Articles to		Management	05/12/10	For		For
									   increase number of
									   auth. shares of common
									3) Amend Articles to 		Management	05/12/10	For		For
									   increase number of
									   auth. shares of pfd.

Rush Enterprises		RUSH	781846308	05/18/10	1) Election of Directors	Management	05/17/10	For		For
									2) Ratify E&Y as IA		Management	05/17/10	For		For
									3) Approve amendment of
									   2007 Long-Term Incentive	Management	05/17/10	For		For
									   Plan

Rudolph Technologies	RTEC	781270103	05/19/10	1) Election of Directors	Management	04/26/10	For		For
									2) Ratify E&Y as IA		Management	04/26/10	For		For

PPL Corporation		PPL	69351T106	05/19/10	1) Election of Directors	Management	05/12/10	For		For
									2) Amend By-Laws to eliminate	Management	05/12/10	For		For
									   classification of terms
									   of Board of Directors
									3) Ratify IA			Management	05/12/10	For		For
									4) Special Shareholder		Shareholder	05/12/10	Against	For
									   Meetings
									5) Director Election Majority	Shareholder	05/12/10	For		Against
									   Vote Standard

FTI Consulting		FCN	302941109	06/02/10	1) Election of Directors	Management	05/24/10	For		For
									2) Amendment of Omnibus		Management	05/24/10	For		For
									   Incentive Plan
									3) Ratify retention of		Management	05/24/10	For		For
									   KPMG as IA

Michael Baker Corp.	BKR	057149106	05/26/10	1) Election of Directors	Management	05/19/10	For		For
									2) Approval of Employee Stock	Management	05/19/10	For		For
									   Purchase Plan
									3) Approval of Long-Term	Management	05/19/10	For		For
									   Incentive Plan
									4) Ratify DT as IA		Management	05/19/10	For		For

Emcor Group			EME	29084Q100	06/11/10	1) Election of Directors	Management	06/10/10	For		For
									2) Approval of Incentive Plan	Management	06/10/10	For		For
									3) Ratify E&Y as IA		Management	06/10/10	For		For

United America		INDM	90933T109	05/27/10	1) Approval of the Scheme of	Management	05/20/10	For		For
Indemnity								   Arrangement
									2) Creation of the		Management	05/20/10	For		For
									   Distributable Reserves of
									   Global Indemnity
									3) Adjournment to solicit	Management	05/20/10	For		For
									   additional proxies

United America		INDM	90933T109	06/04/10	1) Election of Directors	Management	05/26/10	For		For
Indemnity								2) Ratify PwC as IA		Management	05/26/10	For		For
									3) Election of Directors	Management	05/26/10	For		For
									   of Wind River
									4) Ratify PwC as IA for		Management	05/26/10	For		For
									   Wind River
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